Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	Jul. 11, 2011 Unimerco Group A/S	Jan. 21, 2009 TA Triumph-Adler AG	Feb. 01, 2012 Optrex Corporation
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 1,957
Trade receivables			14,358
Inventories			12,528
Others			1,308
Current assets	5,400	27,543	30,151
Property, plant and equipment			6,104
Intangible assets	7,691	17,335	4,124
Other non-current assets	4,765	23,337	397
Total non-current assets			10,625
Total assets	17,856	68,215	40,776
Short-term borrowings			10,058
Current portion of long-term debt			5,345
Trade notes and accounts payable			15,271
Others			2,800
Current liabilities	1,810	25,501	33,474
Non-current liabilities	4,872	41,004	3,133
Total liabilities	6,682	66,505	36,607
Noncontrolling interests		3
Total identified assets and liabilities	11,174	1,707	4,169
Purchase price	22,494	8,234	18,312
Investments in TA before the consolidation as a subsidiary		4,198
Goodwill	¥ 11,320	¥ 10,725	¥ 14,143